Net (Loss)/Earnings per Share - Anti diluted effect per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive securities excluded from computation of earnings per share	15,127,760	41,976,324	26,969,567
Preferred shares
Antidilutive securities excluded from computation of earnings per share	15,127,760	39,388,581	24,651,726
Share option
Antidilutive securities excluded from computation of earnings per share		2,587,743	2,317,841